Supplement to the currently effective Statements of Additional Information of each of the listed funds:

Scudder 21st Century Growth Fund                             Scudder Large Company Growth Fund
Scudder Aggressive Growth Fund                               Scudder Large Company Value Fund
Scudder Blue Chip Fund                                       Scudder Managed Municipal Bond Fund
Scudder California Tax-Free Income Fund                      Scudder Massachusetts Tax-Free Fund
Scudder Capital Growth Fund                                  Scudder Micro Cap Fund
Scudder Contrarian Fund                                      Scudder Mid Cap Fund
Scudder-Dreman High Return Equity Fund                       Scudder New York Tax-Free Income Fund
Scudder-Dreman Small Cap Value Fund                          Scudder Pathway Series -- Conservative Portfolio
Scudder Dynamic Growth Fund                                  Scudder Pathway Series -- Growth Portfolio
Scudder Fixed Income Fund                                    Scudder Pathway Series -- Moderate Portfolio
Scudder Flag Investors Communications Fund                   Scudder PreservationPlus Income Fund
Scudder Flag Investors Equity Partners Fund                  Scudder RREEF Real Estate Securities Fund
Scudder Flag Investors Value Builder Fund                    Scudder S&P 500 Stock Fund
Scudder Florida Tax-Free Income Fund                         Scudder Select 500 Fund
Scudder Global Biotechnology Fund                            Scudder Short Duration Fund
Scudder Global Fund                                          Scudder Short-Term Bond Fund
Scudder Growth Fund                                          Scudder Small Cap Fund
Scudder Growth and Income Fund                               Scudder Small Company Stock Fund
Scudder Health Care Fund                                     Scudder Small Company Value Fund
Scudder High Income Fund                                     Scudder Strategic Income Fund
Scudder High Income Opportunity Fund                         Scudder Tax Advantaged Dividend Fund
Scudder High Yield Tax-Free Fund                             Scudder Technology Fund
Scudder Income Fund                                          Scudder Technology Innovation Fund
Scudder Intermediate Tax/AMT Free Fund                       Scudder Top 50 US Fund
Scudder International Fund                                   Scudder U.S. Government Securities Fund
Scudder Japanese Equity Fund


The following information supplements the Purchases and Redemptions of Shares section of each of the above-listed funds' Statements of Additional Information:

Purchase of Class C Shares. As of March 1, 2004, Class C shares of the fund will be offered at net asset value. No initial sales charge will be imposed. Class C shares sold without an initial sales charge will allow the full amount of the investor's purchase payment to be invested in Class C shares for his or her account. Class C shares will continue to be subject to a contingent deferred sales charge of 1.00% (for shares sold within one year of purchase) and Rule 12b-1 fees, as described in each prospectus and Statement of Additional Information.











March 1, 2004